Summary of Significant Accounting Policies and Organization (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Antidilutive Securities of Earnings Per Share

The computation of basic and diluted loss per share for March 31, 2021 and 2020 excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	March 31, 2021	December 31, 2020
Stock Warrants (Exercise price - $0.001- $0.25/share)	55,391,189	49,120,917
Stock Options (Exercise price - $0.1150/Share)	26,802,500	27,340,000
Convertible Preferred Stock	2	2
Total	82,193,691	76,460,919

The computation of basic and diluted loss per share for December 31, 2020 and 2019 excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	December 31, 2020	December 31, 2019
Stock Warrants (Exercise price - $0.001- $0.16/share)	49,120,917	57,995,917
Stock Options (Exercise price - $0.1150/Share)	27,340,000	-
Convertible Preferred Stock	2	2
Total	76,460,919	57,995,919

Schedule of Deferred Tax Assets and Liabilities

The net deferred tax liability in the accompanying balance sheets includes the following amounts of deferred tax assets and liabilities:

	2020	2019
Expected income tax (recovery) expense at the statutory rate of 21%	$(1,043,948)	$(610,845)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)	608,152	142,167
Change in valuation allowance	435,795	468,678

Provision for income taxes	$-	$-

Schedule of Components Deferred Income Taxes

The components of deferred income taxes are as follows:

	Years Ended December,
	2020	2019
Deferred tax liability:	$-	$-
Deferred tax asset
Net Operating Loss Carryforward	3,815,336	3,379,542
Valuation allowance	(3,815,336)	(3,379,542)
Net deferred tax asset	-	-
Net deferred tax liability	$-	$-

Schedule of Fair Value of Financial Instruments

The three levels of the fair value hierarchy under ASC Topic 820-10 are described below:

●	Level 1 - Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access. We believe our carrying value of level 1 instruments approximate their fair value at March 31, 2021 and 2020.

●	Level 2 - Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

●	Level 3 - Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. We consider depleting assets, asset retirement obligations and net profit interest liability to be Level 3. We determine the fair value of Level 3 assets and liabilities utilizing various inputs, including NYMEX price quotations and contract terms.

	March 31, 2021	December 31, 2020
Level 1	$-	$-
Level 2	$-	$-
Level 3	$-	$-
Total	$-	$-

The three levels of the fair value hierarchy under ASC Topic 820-10 are described below:

●	Level 1 - Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access. We believe our carrying value of level 1 instruments approximate their fair value at December 31, 2020 and 2019.

●	Level 2 - Valuations based on quoted prices for similar assets or liabilities, quoted prices for identical assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

●	Level 3 - Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. We consider depleting assets, asset retirement obligations and net profit interest liability to be Level 3. We determine the fair value of Level 3 assets and liabilities utilizing various inputs, including NYMEX price quotations and contract terms.

	December 31, 2020	December 31, 2019
Level 1	$-	$-
Level 2	$-	$-
Level 3	$-	$-
Total	$-	$-